Commitments and Contingencies - Movement in Provision for Credit Card and Debit Card Reward Points (Detail) - Credit card and debit card reward points ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Valuation and Qualifying Accounts Disclosure [Line Items]
Opening provision of reward points	₨ 8,635.5	$ 101.0	₨ 6,963.2
Provision made during the year	9,335.1	109.3	7,921.1
Utilization/write back of provision	(7,496.2)	(87.7)	(6,248.8)
Closing provision of reward points	10,474.4	122.6	8,635.5
Change in Rate of Accrual of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of reward points	₨ 0.0	$ 0.0	₨ 0.0